Offerings - Offering: 1	Oct. 30, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	2,263,805
Proposed Maximum Offering Price per Unit	3.29
Maximum Aggregate Offering Price	$ 7,447,918.45
Fee Rate	0.0087%
Amount of Registration Fee	$ 647.97
Offering Note	(1) Any additional shares of common stock of Terrestrial Energy Inc. (the "Registrant") to be issued as a result of stock dividends, stock splits or similar transactions shall be covered by this Registration Statement as provided in Rule 416(a) under the Securities Act of 1933, as amended. (2) Calculated in accordance with Rule 457(c) under the Securities Act of 1933 solely for the purpose of calculating the registration fee, which is based on the average of the high and low market prices of the shares of common stock of the Registrant as reported on the Nasdaq Stock Market LLC on October 27, 2026, which date was within five business days prior to the filing of this Registration Statement. (3) Represents an aggregate of 2,263,805 shares of the Registrant's common stock, par value $0.0001 per share ("Common Stock") registered for resale by the selling stockholder identified in the prospectus and issuable upon exercise of stock options awarded to him during his employment with Terrestrial Energy Development, Inc., before its business combination with the Registrant.